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Schedule of Investments
(unaudited)
Franklin California High Yield Municipal Fund 2
Notes to Schedule of Investments 25

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin California High Yield Municipal Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 60,804 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Warrants
a a a a
Warrants 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC , 11/26/35 .............................. 86,700 —
Total Warrants (Cost $ – ) ......................................................
—
Principal
Amount
Corporate Bonds 2.0%
Commercial Services & Supplies 0.5%
a ,c
CalPlant I LLC ,
Senior Secured Note , 15% , 2/28/27 .................................... $ 4,195,000 4,195,000
d
21 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 1,370,000 178,100
d
21 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 5,220,000 678,600
d
22 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 2,875,000 373,750
d
22 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 250,000 32,500
d
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,885,000 1,885,000
d
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,830,000 2,830,000
d
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,000,000 1,000,000
d
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 890,000 890,000
d
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,415,000 1,415,000
d
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,230,000 1,230,000
d
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,385,000 1,385,000
16,092,950
Diversified Consumer Services 1.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
41,035,000 40,755,551
Electric Utilities 0.3%
d
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 9,600,000 9,702,845
Total Corporate Bonds (Cost $ 75,146,072 ) ......................................
66,551,346
Municipal Bonds 96.8%
Arizona 0.4%
d
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 13,640,000 14,269,551
California 89.9%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 850,000 895,372
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,032,542
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,000,000 1,009,159
Bay Area Toll Authority , Revenue , 2025 F-1 , Refunding , 5% , 4/01/53 ............. 1,785,000 1,888,420
Benicia Unified School District , GO , 2024 B , 5% , 8/01/58 ...................... 7,000,000 7,343,427
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , AG Insured , 4.375% , 7/01/49 ................. 5,000,000 4,889,049
Revenue, Senior Lien , 2024 B , AG Insured , 4.5% , 7/01/54 ................... 5,750,000 5,530,312
Revenue, Senior Lien , 2026 B , AG Insured , 5.5% , 7/01/51 ................... 9,000,000 9,700,709
California Community Choice Financing Authority ,
e
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 10,000,000 10,151,782

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Community Choice Financing Authority, (continued)
e
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... $ 10,000,000 $ 10,295,981
e
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 10,000,000 10,833,451
e
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 10,000,000 10,631,992
e
Revenue , 2025 C , Mandatory Put , 5% , 10/01/33 ........................... 12,500,000 13,060,427
Revenue , 2026 B , 5% , 3/01/36 ........................................ 7,800,000 8,203,942
California Community College Financing Authority ,
d
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 30,295,000 20,762,924
d
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 B , 7.75% , 7/01/30 ..... 2,405,000 2,368,852
d
NCCD-Napa Valley Properties LLC , Revenue, Sub. Lien , 144A, 2022 C , 6.75% ,
7/01/60 ........................................................ 7,050,000 5,029,055
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/48 .......... 225,000 226,908
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 7,785,000 7,828,687
d
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 27,050,000 21,162,224
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 5,600,000 5,299,593
Brio Apartments & Next on Lex Apartments , Revenue, Sub. Lien , 144A, 2021 A-2 ,
4% , 8/01/47 .................................................... 9,265,000 7,305,832
Exchange at Bayfront Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% ,
8/01/51 ........................................................ 13,000,000 5,823,563
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 18,800,000 9,223,859
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 4,954,579 94,137
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-2 , 4% , 2/01/50 ........ 10,000,000 7,530,741
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 7,475,000 6,592,944
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,000,000 14,026,844
California County Tobacco Securitization Agency ,
Merced County Tobacco Funding Corp. , Revenue , 2020 B , Refunding , 5% , 6/01/50 3,000,000 2,793,656
f
Sonoma County Securitization Corp. , Revenue , 2020 B-2 , Refunding , 5.67%, 6/01/55 10,000,000 2,021,271
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/37 ....... 1,265,000 1,294,524
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/38 ....... 1,125,000 1,149,032
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/44 ....... 10,375,000 10,458,515
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 4,185,000 5,007,683
Leland Stanford Junior University (The) , Revenue , U-3 , 5% , 6/01/43 ............ 5,815,000 6,952,349
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 15,000,000 15,822,672
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 4% , 6/01/54 ................... 10,000,000 9,160,938
d
Real Journey Academies Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 .. 2,000,000 1,919,283
d
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/36 250,000 244,056
d
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 630,000 524,200
d
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 845,000 676,082
d
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/54 ......... 1,400,000 1,351,448
d
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/64 ......... 1,350,000 1,278,865
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2016 A , Refunding , 4% ,
3/01/39 ........................................................ 6,190,000 5,957,085
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/43 4,980,000 5,294,771
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/44 4,720,000 4,973,399
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 4% ,
8/15/49 ........................................................ 3,375,000 2,704,045
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5.25% , 12/01/49 ...... 10,775,000 11,389,193
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 5,225,000 5,372,753
El Camino Hospital LP , Revenue , 2017 , 4% , 2/01/42 ....................... 6,500,000 6,423,865
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/42 ....................... 5,000,000 5,063,706
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 21,565,000 23,984,996
Kaiser Foundation Hospitals , Revenue , A-2 , BAM Insured , 5% , 11/01/47 ........ 10,000,000 11,335,818
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,485,000 12,537,067

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... $ 45,620 $ 46,615
d
Revenue , 144A, 2026 U-2 , II , 6.85% , 4/01/36 ............................. 4,471,000 4,452,120
d,e
300 De Haro Venture LP , Revenue , 144A, 2025 P-S , Mandatory Put , 8% , 1/01/44 . 16,970,000 17,181,063
d
Redwood Gardens Renewal LP , Revenue , 144A, 2021 N-S , 4% , 3/01/37 ........ 3,165,000 2,804,989
d,e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-S , Mandatory Put , 4.5% ,
9/01/36 ........................................................ 4,000,000 3,695,524
California Infrastructure & Economic Development Bank ,
d,e
Desertxpress Enterprises LLC , Revenue , 144A, 2025 B , Refunding , Mandatory Put ,
12% , 11/02/26 ................................................... 720,000 403,200
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/49 ....................................................... 250,000 256,715
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/54 ....................................................... 3,000,000 3,045,699
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/59 ....................................................... 1,000,000 1,011,282
d
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc. , Revenue , 144A,
2016 A , 5% , 1/01/47 .............................................. 10,360,000 8,061,247
d
La Scuola International School , Revenue , 144A, 2024 , 5% , 7/01/44 ............ 1,375,000 1,364,443
d
La Scuola International School , Revenue , 144A, 2024 , 5.125% , 7/01/54 ......... 1,630,000 1,527,839
d
La Scuola International School , Revenue , 144A, 2024 , 5.25% , 7/01/64 .......... 3,075,000 2,872,054
Roseville Sustainable Energy Partner LLC , Revenue , 2024 A , 5.25% , 7/01/49 .... 6,000,000 6,182,185
d
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,600,000 1,387,805
d
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 2,300,000 2,008,476
California Municipal Finance Authority ,
a
8% , 12/01/42 ..................................................... 8,300,000 8,296,077
d,e
Revenue , 144A, 2023 B-1 , Mandatory Put , 7% , 4/01/33 ..................... 20,770,000 20,739,445
d,e
Revenue , 144A, 2023 B-2 , Mandatory Put , 7% , 4/01/33 ..................... 13,825,000 13,767,730
d
Revenue , 144A, 2025 B , 7.375% , 8/01/37 ............................... 7,900,000 8,163,338
Revenue , 2025 B , 7.1% , 12/01/37 ..................................... 3,875,000 3,900,337
d
Revenue , 144A, 2023 , II , 7% , 7/01/51 .................................. 12,655,000 12,343,283
d,g
Revenue, Sub. Lien , 144A, FRN , 2025-1 , B , 3.537% , 6/20/49 ................. 4,500,000 2,934,932
Special Tax , 2024 D , 5% , 9/01/54 ...................................... 1,000,000 1,002,775
Special Tax , 2025 B , 5.125% , 9/01/55 .................................. 1,825,000 1,857,378
Special Tax , 2025 D , 5% , 9/01/50 ...................................... 1,455,000 1,476,089
c
1717 University Associates LLC , Revenue , 2020 A-S , 9% , 9/01/57 ............. 1,175,000 862,634
e
21010 Vanowen LP , Revenue , 2026 A-S , Mandatory Put , 8% , 10/01/45 ......... 2,500,000 2,500,000
d,e
4252 Crenshaw Preservation LLC , Revenue , 144A, 2025 B-1 , Mandatory Put , 7.5% ,
6/01/36 ........................................................ 5,715,000 5,646,191
d,e
4252 Crenshaw Preservation LLC , Revenue , 144A, 2025 B-2 , Mandatory Put , 9% ,
6/01/36 ........................................................ 1,835,000 1,844,023
e
5435 Balboa LP , Revenue , 2025 A-S , Mandatory Put , 8% , 3/01/44 ............. 4,000,000 4,104,968
ACI Royal York, Inc. , Revenue , 2020 A , 4% , 2/15/55 ........................ 2,375,000 1,923,087
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 6/01/36 ............................. 3,000,000 3,001,833
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 2,920,000 3,074,195
BOLD Program , Special Tax , 2022 B , Refunding , 6.3% , 9/01/52 ............... 1,205,000 1,281,983
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 4,030,000 4,281,489
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 6,885,000 7,289,144
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 3,000,000 3,125,741
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,300,000 1,327,613
BOLD Program , Special Tax , 2024 A , 5% , 9/01/39 ......................... 275,000 287,809
BOLD Program , Special Tax , 2024 A , 5% , 9/01/44 ......................... 625,000 644,294
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 300,000 304,729
BOLD Program , Special Tax , 2024 A , 5.125% , 9/01/54 ...................... 1,000,000 1,014,887
BOLD Program , Special Tax , 2024 B , 5% , 9/01/44 ......................... 940,000 982,895
BOLD Program , Special Tax , 2024 B , 5% , 9/01/49 ......................... 1,070,000 1,087,950

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
BOLD Program , Special Tax , 2024 B , 5% , 9/01/54 ......................... $ 1,250,000 $ 1,258,518
BOLD Program , Special Tax , 2025 D , 5% , 9/01/45 ......................... 950,000 975,484
BOLD Program , Special Tax , 2025 D , 5% , 9/01/55 ......................... 2,000,000 2,005,687
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/35 ..................... 600,000 600,439
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/50 ..................... 3,250,000 3,249,803
d
California Baptist University , Revenue , 144A, 2015 A , 5.375% , 11/01/40 ......... 5,000,000 5,000,791
d
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 10,000,000 9,999,088
d
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/36 ............ 2,500,000 2,501,471
d
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5% , 11/01/35 ... 2,250,000 2,371,723
d
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.125% , 11/01/40 1,350,000 1,406,005
d
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.375% , 11/01/45 775,000 796,860
d
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.625% , 11/01/54 1,000,000 1,016,164
d
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,005,981
d
Capital Christian Center , Revenue , 144A, 2021 B , Refunding , 4% , 10/01/37 ...... 7,645,000 6,561,545
d
CHF-Aptos LLC , Revenue , 144A, 2025 A , 5.375% , 7/01/50 .................. 10,000,000 10,055,692
d
CHF-Aptos LLC , Revenue , 144A, 2025 A , 5.5% , 7/01/57 .................... 10,000,000 10,052,974
d
CHF-Aptos LLC , Revenue , 144A, 2025 B , 7.5% , 7/01/57 .................... 1,250,000 1,256,025
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 5,000,000 5,020,594
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/51 ................ 550,000 414,187
CHF-Riverside I LLC , Revenue , 2018 , 5% , 5/15/40 ......................... 1,500,000 1,532,076
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/49 ........................ 9,575,000 9,622,754
City of Chula Vista Community Facilities District No. 2021-11 , Special Tax , 2022 , 5% ,
9/01/52 ........................................................ 2,500,000 2,519,300
City of Hesperia Community Facilities District No. 2023-11 Improvement Area No. 1 ,
Special Tax , 2025 , 5.125% , 9/01/55 ................................... 1,000,000 1,012,316
d
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/39 . 1,120,000 1,127,073
d
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 4,290,000 4,055,355
d
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/54 . 1,875,000 1,735,533
Community Facilities District 2024-11 , Special Tax , 2026 , 5% , 9/01/46 .......... 700,000 708,326
Community Facilities District 2024-11 , Special Tax , 2026 , 5% , 9/01/51 .......... 725,000 727,306
Community Facilities District 2024-11 , Special Tax , 2026 , 5% , 9/01/56 .......... 1,000,000 986,920
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/42 ....... 1,000,000 1,037,530
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/52 ....... 5,150,000 5,181,481
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 4,350,000 4,579,708
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.25% , 9/01/45 .................................................. 600,000 624,066
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.375% , 9/01/50 ................................................. 1,000,000 1,039,202
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.375% , 9/01/55 ................................................. 1,300,000 1,342,428
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/44 ........ 500,000 515,812
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/49 ........ 500,000 506,684
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,570,000 1,575,411
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 500,000 520,704
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 800,000 810,150
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,125,000 1,130,391
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5.125% , 9/01/59 ................................................. 1,550,000 1,568,630
Community Facilities District No. 2023-11 Improvement Area No. 2 , Special Tax ,
2025 , 5.25% , 9/01/60 ............................................. 1,000,000 1,017,169
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.5% ,
9/01/48 ........................................................ 600,000 630,686

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.625% ,
9/01/53 ........................................................ $ 1,060,000 $ 1,106,523
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 3,190,000 3,363,726
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,210,000 1,253,323
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,835,000 1,859,529
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,165,000 2,178,293
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.25% , 9/01/45 .................................................. 1,535,000 1,596,569
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 2,965,000 3,007,975
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 3,245,000 3,254,227
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.375% , 9/01/55 ................................................. 7,000,000 7,228,457
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025
B , 5% , 9/01/50 .................................................. 1,415,000 1,435,509
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025
B , 5% , 9/01/55 .................................................. 1,500,000 1,504,265
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025
B , 5.125% , 9/01/55 ............................................... 355,000 359,269
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 4% ,
12/01/26 ....................................................... 200,000 200,350
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/27 ....................................................... 100,000 101,989
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/29 ....................................................... 50,000 52,614
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/31 ....................................................... 130,000 137,908
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/36 ....................................................... 350,000 365,326
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/54 ....................................................... 2,000,000 1,991,725
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 4% , 2/01/42 ............................................ 10,000,000 9,672,764
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/39 ....................................................... 2,670,000 2,747,075
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/49 ....................................................... 480,000 480,133
d
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4% , 11/01/36 ....... 1,395,000 1,377,899
d
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4.5% , 11/01/46 ...... 1,600,000 1,512,660
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/32 ............. 3,020,000 3,023,889
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/39 ............. 6,525,000 6,531,318
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/37 ......... 1,625,000 1,641,510
Eisenhower Medical Center , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......... 5,000,000 5,004,475
Gateways Hospital and Mental Health Center , Revenue , 2026 A , 5% , 9/01/41 ..... 635,000 658,217
Gateways Hospital and Mental Health Center , Revenue , 2026 A , 5% , 9/01/46 ..... 675,000 683,029
Gateways Hospital and Mental Health Center , Revenue , 2026 A , 5.25% , 9/01/55 .. 1,625,000 1,655,803
HumanGood California Obligated Group , Revenue , 2019 A , Refunding , 5% , 10/01/44 5,500,000 5,510,266
HumanGood California Obligated Group , Revenue , 2021 , 3% , 10/01/49 ......... 5,000,000 3,727,028
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/49 ....................... 600,000 624,188
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/54 ....................... 9,060,000 9,408,273
d,f
IH Parkside Fairfield LLC , Revenue, Sub. Lien , 144A, 2023 B , 2.617%, 9/01/43 ... 20,710,000 16,548,965
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 16,700,000 14,037,985

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Integrity Housing Obligated Group , Revenue , 2022 B , 10% , 12/01/62 ........... $ 7,000,000 $ 3,868,456
d
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/36 ..... 1,815,000 1,787,546
d
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/46 ..... 2,775,000 2,666,294
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 13,915,000 14,109,827
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 4% , 12/31/47 6,085,000 5,511,002
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 22,250,000 22,309,988
Learning Choice Academy Obligated Group (The) , Revenue , 2025 A , 5.7% , 7/01/55 3,000,000 2,937,181
Literacy First Charter School Issuer LLC , Revenue , 2019 A , 5% , 12/01/49 ....... 4,165,000 4,172,842
Northbay Healthcare Corp. Obligated Group , Revenue , 2015 , 5% , 11/01/35 ...... 1,100,000 1,100,257
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/44 ...... 1,050,000 1,040,580
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/47 .. 3,000,000 2,999,718
d
P3 Claremont Holdings LLC , Revenue , 144A, 2020 A , 5% , 7/01/30 ............. 520,000 529,613
d
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/36 .. 2,750,000 2,750,337
d
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/41 .. 1,750,000 1,748,198
d
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 3.875% , 7/01/28 600,000 593,230
d
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/38 .. 1,100,000 1,105,894
d
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/49 .. 3,600,000 3,399,997
d,e
Palmdale Family Housing LP , Revenue , 144A, 2025 A-S , Mandatory Put , 8.125% ,
8/01/44 ........................................................ 3,300,000 3,310,028
Porter 1107 LLC , Revenue , 2025 B , 7.2% , 11/01/37 ........................ 12,950,000 13,163,109
PRG - Potrero Properties LLC , Revenue , 2026 A , 5% , 9/01/60 ................ 5,000,000 5,177,381
PRG - Potrero Properties LLC , Revenue , 2026 A , 5.5% , 9/01/60 ............... 3,500,000 3,775,057
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/44 ...... 2,830,000 2,964,351
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/49 ...... 1,500,000 1,524,094
d
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.125% , 7/01/35 ............ 450,000 450,102
d
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.375% , 7/01/45 ............ 1,400,000 1,376,186
Scripps College , Revenue , 2025 , 5% , 7/01/55 ............................ 3,320,000 3,419,988
d
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 B , 6.75% , 11/01/39 ............. 11,012,000 11,037,981
d
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5% , 5/01/34 ... 275,000 285,102
d
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.5% , 5/01/44 .. 510,000 521,282
d
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 510,000 514,164
d
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.875% , 5/01/59 700,000 708,296
St. Mary and All Angels Christian Church , Revenue , 2024 B , 4.65% , 5/01/30 ..... 420,000 429,305
d
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/41 ............... 925,000 910,154
d
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/51 ............... 2,770,000 2,533,271
d
STREAM Charter School , Revenue , 144A, 2020 B , 6.4% , 6/15/32 ............. 660,000 649,547
d
Verner 6430 LLC , Revenue , 144A, 2026 B , 7.1% , 6/01/38 ................... 6,950,000 6,996,183
d
Westside Neighborhood School , Revenue , 144A, 2024 , 5% , 6/15/34 ........... 500,000 528,384
d
Westside Neighborhood School , Revenue , 144A, 2024 , 5.5% , 6/15/39 .......... 655,000 698,665
d
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 1,635,000 1,746,697
d
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 2,900,000 3,043,808
d
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 3,000,000 3,159,966
d
California Pollution Control Financing Authority ,
a,c
CalPlant I LLC , Revenue , 144A, 2017 , 7% , 7/01/22 ........................ 3,500,000 35
a,c
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 13,000,000 130
a,c
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 11,500,000 115
a,c
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 4,500,000 45
Channelside Water Resources LP , Revenue , 144A, 2012 , 5% , 11/21/45 ......... 21,685,000 21,687,398
California Public Finance Authority ,
d
Crossroads Christian Schools Obligated Group , Revenue , 144A, 2020 , 5% , 1/01/56 4,015,000 3,543,142
d
Ed Brokers Educational Services , Revenue , 144A, 2025 A , 5.625% , 6/15/55 ...... 1,200,000 1,209,255
d
Ed Brokers Educational Services , Revenue , 144A, 2025 A , 6% , 6/15/65 ......... 5,000,000 5,098,985
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2017 , Refunding , 5% ,
10/15/37 ....................................................... 1,100,000 1,102,465
d
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/36 ....................................................... 1,000,000 1,012,834

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
d
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/56 ....................................................... $ 2,135,000 $ 1,899,121
d
California School Finance Authority ,
Revenue , 144A, 2017 , 5% , 6/01/47 .................................... 700,000 662,516
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2016 C ,
5% , 7/01/46 .................................................... 10,000,000 9,999,640
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/41 ....... 500,000 408,919
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 ....... 2,835,000 2,011,381
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 ....... 3,675,000 2,417,761
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/40 ........................................................ 1,000,000 1,000,186
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , 5% , 8/01/41 ...... 2,010,000 2,010,251
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A , 6.25% ,
4/01/52 ........................................................ 2,000,000 2,007,428
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 4/01/62 ................................................. 2,000,000 2,007,201
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/37 ....................................................... 1,485,000 1,496,763
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/44 ....................................................... 5,610,000 5,617,125
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/40 ..... 500,000 504,398
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/50 ..... 3,570,000 3,399,380
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/48 ............... 1,000,000 919,871
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/56 ............... 1,710,000 1,500,228
Envision Education Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ...... 900,000 820,856
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/40 ........... 225,000 225,070
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/50 ........... 1,275,000 1,164,050
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/43 ........................................................ 1,000,000 1,000,009
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/49 ........................................................ 5,750,000 5,550,689
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/35 . 2,525,000 2,526,016
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/45 . 3,500,000 3,495,877
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/38 . 1,000,000 1,013,689
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/48 . 1,750,000 1,711,048
Harbor Springs Obligated Group , Revenue , 144A, 2024 A , 5.5% , 7/01/54 ........ 2,235,000 2,263,650
iLEAD Lancaster , Revenue , 144A, 2021 A , 4% , 6/01/31 ..................... 250,000 244,002
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/41 ..................... 435,000 422,071
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/51 ..................... 600,000 533,492
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/61 ..................... 1,320,000 1,130,395
Integrity Charter School , Revenue , 144A, 2024 , 5% , 7/01/39 ................. 1,000,000 1,002,294
Integrity Charter School , Revenue , 144A, 2024 , 5.25% , 7/01/44 ............... 800,000 795,777
Integrity Charter School , Revenue , 144A, 2024 , 5.5% , 7/01/54 ................ 1,600,000 1,523,271
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 4.5% , 7/01/32 . 595,000 603,264
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/42 ... 2,140,000 2,146,076
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/52 ... 3,175,000 2,921,295
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5.125% , 7/01/62 8,125,000 7,407,489
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/35 1,200,000 1,200,832
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/45 1,675,000 1,675,129
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/49 2,150,000 2,152,293
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/54 1,150,000 1,131,621
Larchmont Schools , Revenue , 144A, 2018 A , 5% , 6/01/55 ................... 3,050,000 2,830,074
Larchmont Schools , Revenue , 144A, 2026 , 6.25% , 6/01/65 .................. 1,350,000 1,412,868
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 3% , 7/01/30 ..... 285,000 274,790
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/45 ..... 1,200,000 1,189,773
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/55 ..... 1,235,000 1,167,805

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California School Finance Authority, (continued)
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 6/01/52 ................................................. $ 1,250,000 $ 1,285,987
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.5% , 6/01/62 ................................................... 1,500,000 1,542,441
Magnolia Public Schools Obligated Group , Revenue , 144A, 2026 A , 5.25% , 7/01/56 1,040,000 1,037,664
Magnolia Public Schools Obligated Group , Revenue , 144A, 2026 A , 5.375% , 7/01/65 2,275,000 2,252,990
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/31 ....... 1,000,000 1,003,668
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/36 ....... 1,670,000 1,617,900
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/51 ....... 16,730,000 13,715,622
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/55 ....... 1,400,000 1,120,315
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/54 ... 650,000 616,492
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/64 ... 1,600,000 1,474,326
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding , 5% ,
6/01/33 ........................................................ 650,000 666,710
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.625% , 6/01/43 ................................................. 560,000 571,771
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 600,000 605,452
Orange Springs Obligated Group , Revenue , 144A, 2026 A , 5.375% , 7/01/46 ..... 1,275,000 1,251,121
Orange Springs Obligated Group , Revenue , 144A, 2026 A , 5.75% , 7/01/56 ...... 2,915,000 2,851,745
Orange Springs Obligated Group , Revenue , 144A, 2026 A , 6% , 7/01/61 ......... 2,150,000 2,148,414
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5% , 8/01/33 ............................................ 620,000 630,355
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.25% , 8/01/38 ......................................... 500,000 508,015
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/43 .......................................... 550,000 558,809
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/47 .......................................... 525,000 526,381
Real Journey Academies Obligated Group , Revenue , 144A, 2019 A , 5% , 6/01/49 .. 7,105,000 6,932,914
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/44 2,000,000 1,911,771
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/54 2,350,000 2,036,702
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5.125% ,
6/01/59 ........................................................ 1,500,000 1,301,858
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/30 ........ 1,000,000 1,010,696
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/37 ........ 2,000,000 2,005,562
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/47 ........ 1,975,000 1,853,227
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/52 ........ 1,340,000 1,210,829
River Springs Charter School, Inc. , Revenue , 144A, 2023 A , 5.75% , 7/01/42 ...... 960,000 993,028
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5% , 6/01/34 .... 750,000 750,381
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.125% , 6/01/47 . 845,000 814,939
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.25% , 6/01/52 .. 2,440,000 2,306,568
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/30 .... 275,000 277,536
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/37 .... 360,000 360,784
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/31 ........................................................ 260,000 202,522
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/41 ........................................................ 600,000 442,197
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/51 ........................................................ 800,000 559,089
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/61 ........................................................ 1,300,000 846,343
Summit Public Schools Obligated Group , Revenue , 144A, 2017 , Pre-Refunded , 5% ,
6/01/47 ........................................................ 800,000 816,749
California State Public Works Board , Revenue , 2025 A , 5% , 4/01/50 ............. 7,500,000 7,936,818

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority ,
Revenue , 2015 R-1 , Refunding , 5% , 9/02/40 ............................. $ 2,230,000 $ 2,231,550
d,h
Revenue , 144A, 2026 E-2 , II , 6.85% , 6/01/36 ............................. 6,370,000 6,286,368
Special Assessment , 2016 A , 5% , 9/02/36 ............................... 1,035,000 1,038,363
Special Assessment , 2017 A , 4% , 9/02/27 ............................... 525,000 527,479
Special Assessment , 2017 A , 5% , 9/02/37 ............................... 1,970,000 2,000,196
Special Assessment , 2017 A , 5% , 9/02/46 ............................... 2,455,000 2,469,905
Special Assessment , 2017 B , 5% , 9/02/37 ............................... 3,260,000 3,314,776
Special Assessment , 2017 B , 5% , 9/02/47 ............................... 2,520,000 2,535,005
Special Assessment , 2017 C , 5% , 9/02/37 ............................... 2,755,000 2,765,357
Special Assessment , 2018 A , 5% , 9/02/38 ............................... 2,150,000 2,205,789
Special Assessment , 2018 A , 5% , 9/02/47 ............................... 3,745,000 3,779,630
Special Assessment , 2018 B , 5% , 9/02/38 ............................... 2,760,000 2,828,616
Special Assessment , 2018 B , 5% , 9/02/43 ............................... 4,690,000 4,758,703
Special Assessment , 2018 B , 5% , 9/02/48 ............................... 4,605,000 4,640,793
Special Assessment , 2018 C , 5% , 9/02/38 ............................... 4,995,000 5,124,611
Special Assessment , 2018 C , 5% , 9/02/48 ............................... 6,605,000 6,657,745
Special Assessment , 2019 A , 5% , 9/02/39 ............................... 1,600,000 1,653,868
Special Assessment , 2019 A , 5% , 9/02/44 ............................... 940,000 958,136
Special Assessment , 2019 B , 5% , 9/02/44 ............................... 1,150,000 1,174,987
Special Assessment , 2019 C , 5% , 9/02/39 ............................... 805,000 823,940
Special Assessment , 2020 A , 5% , 9/02/40 ............................... 1,250,000 1,295,447
Special Assessment , 2020 A , 4% , 9/02/50 ............................... 900,000 767,174
Special Assessment , 2020 A , 5% , 9/02/50 ............................... 1,000,000 1,008,185
Special Assessment , 2020 B , 4% , 9/02/40 ............................... 565,000 549,460
Special Assessment , 2020 B , 4% , 9/02/50 ............................... 695,000 589,009
Special Assessment , 2021 A , 4% , 9/02/41 ............................... 995,000 949,054
Special Assessment , 2021 A , 4% , 9/02/51 ............................... 3,175,000 2,726,706
Special Assessment , 2021 B , 4% , 9/02/41 ............................... 3,280,000 3,146,141
Special Assessment , 2021 B , 4% , 9/02/51 ............................... 3,145,000 2,700,942
Special Assessment , 2021 C-1 , 4% , 9/02/41 .............................. 2,435,000 2,243,536
Special Assessment , 2021 C-1 , 4% , 9/02/51 .............................. 3,610,000 3,054,379
Special Assessment , 2021 C-2 , 5% , 9/02/41 .............................. 3,030,000 2,583,542
Special Assessment , 2021 C-2 , 5.5% , 9/02/51 ............................ 3,575,000 2,667,989
Special Assessment , 2022 B , 5% , 9/02/42 ............................... 3,000,000 3,105,979
Special Assessment , 2022 B , 5% , 9/02/52 ............................... 2,990,000 3,001,889
Special Assessment , 2022 C , 5.375% , 9/02/52 ............................ 1,990,000 2,034,425
Special Assessment , 2023 D , 5.5% , 9/02/53 .............................. 1,000,000 1,024,698
Special Assessment , 2026 A-1 , 5% , 9/02/46 .............................. 2,175,000 2,270,578
Special Assessment , 2026 A-1 , 5.25% , 9/02/51 ........................... 2,000,000 2,093,659
Special Tax , 2023 C-1 , 5.25% , 9/02/53 .................................. 3,000,000 3,032,713
Special Tax , 2025 A , 5% , 9/02/50 ...................................... 5,500,000 5,633,428
d
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/32 ... 1,135,000 1,143,808
d
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/41 ... 1,875,000 1,857,252
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 4% , 7/01/48 ..... 6,000,000 5,605,628
Community Facilities District 2022-7 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,500,000 1,505,170
Community Facilities District No. 2016-02 , Special Tax , 2016 A , 5% , 9/01/46 ...... 10,480,000 10,489,386
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,230,000 1,263,446
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/49 ....... 2,000,000 2,009,920
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/40 ....... 3,345,000 3,298,884
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/50 ....... 2,845,000 2,457,292
Community Facilities District No. 2016-02 , Special Tax , 2022 , 5.5% , 9/01/52 ...... 7,475,000 7,627,090
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,610,000 1,646,801
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/48 ....... 2,000,000 2,015,102
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/39 .................................................. 2,360,000 2,496,397

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/45 .................................................. $ 2,750,000 $ 2,842,917
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 2,270,000 2,351,445
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,350,000 1,354,173
Community Facilities District No. 2023-08 Improvement Area No. 1 , Special Tax ,
2025 , 5.25% , 9/01/55 ............................................. 1,700,000 1,720,949
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/44 ........ 400,000 416,844
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 700,000 702,413
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,875,000 1,949,437
d
CORE 700 Hotel Venture LLC , Revenue , 144A, 2026 , 5% , 9/02/35 ............. 210,000 216,017
d
CORE 700 Hotel Venture LLC , Revenue , 144A, 2026 , 5% , 9/02/40 ............. 265,000 270,924
d
CORE 700 Hotel Venture LLC , Revenue , 144A, 2026 , 5.125% , 9/02/48 ......... 585,000 592,632
e
Foothill Oak Park Apartments LLC , Revenue , 2025 H-S-A , Mandatory Put , 7.5% ,
3/01/36 ........................................................ 3,430,000 3,482,741
John Muir Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 12/01/54 . 10,000,000 10,543,742
d
Lancer Educational Housing LLC , Revenue , 144A, 2016 A , Refunding , 5% , 6/01/46 12,735,000 12,732,957
d
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 5% , 6/01/39 ......... 950,000 964,300
d
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5% , 12/01/41 ................................................... 1,245,000 1,245,395
d
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 35,755,000 35,755,440
d
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2018 A ,
5.5% , 12/01/58 .................................................. 6,250,000 6,309,414
Marin General Hospital Obligated Group , Revenue , 2018 A , 4% , 8/01/45 ........ 1,500,000 1,364,847
d
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 4,325,000 4,410,379
d
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 8,000,000 8,023,407
d
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 2,635,000 2,618,178
Odd Fellows Home of California , Revenue , 2026 A , California Mortgage Insured , 5% ,
4/01/49 ........................................................ 550,000 572,403
Odd Fellows Home of California , Revenue , 2026 A , California Mortgage Insured , 5% ,
4/01/50 ........................................................ 415,000 430,773
d
PACE Assessments , Revenue , 144A, 2026 , 5.25% , 9/02/61 .................. 1,200,000 1,213,691
Panorama II Preservation LP , Revenue , 2024 F , FNMA Insured , 4.25% , 12/01/40 .. 7,410,000 7,577,899
USC Obligated Group , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 5,000,000 5,108,749
Central Valley Energy Authority , Revenue , 2026 , 5% , 8/01/34 .................. 2,520,000 2,707,189
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. 1,665,000 1,665,616
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,950,000 1,694,180
d
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2022 A , 4% , 9/01/52 .............................................. 5,270,000 4,473,964
d
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2023 A , 5.5% , 9/01/53 ............................................. 2,045,000 2,114,273
d
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/37 ................................. 385,000 403,237
d
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/52 ................................. 2,000,000 1,927,955
d
Infrastructure & Revitalization Financing District No. 1 Housing Increment , Tax
Allocation , 144A, 2022 B , 5% , 9/01/52 ................................. 1,000,000 963,978
d
Special Tax District No. 2020-1 Development , Special Tax , 144A, 2021
C
, 4% ,
9/01/51 ........................................................ 3,900,000 3,334,385

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
City & County San Francisco ,
Infrastructure & Revitalization Financing District No. 1 , Tax Allocation , 144A, 2025 A ,
5% , 9/01/46 .................................................... $ 1,625,000 $ 1,628,405
Infrastructure & Revitalization Financing District No. 1 , Tax Allocation , 144A, 2025 A ,
5% , 9/01/55 .................................................... 2,500,000 2,421,324
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... 2,400,000 2,419,081
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/39 .................................................... 2,765,000 2,854,376
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/44 .................................................... 2,925,000 2,983,166
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/49 .................................................... 4,100,000 4,139,974
City of El Paso Robles ,
Community Facilities District No. 2022-1N Improvement Area No. 1 , Special Tax ,
2025 A , 5% , 9/01/51 .............................................. 2,000,000 1,983,100
Community Facilities District No. 2022-1N Improvement Area No. 1 , Special Tax ,
2025 A , 5% , 9/01/56 .............................................. 2,115,000 2,071,338
Community Facilities District No. 2022-1N Improvement Area No. 2 , Special Tax ,
2025 A , 5% , 9/01/51 .............................................. 1,680,000 1,665,804
Community Facilities District No. 2022-1N Improvement Area No. 2 , Special Tax ,
2025 A , 5% , 9/01/56 .............................................. 2,125,000 2,081,132
City of Fairfield ,
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/44 .................................................. 2,000,000 2,059,086
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/49 .................................................. 2,000,000 2,026,735
City of Fillmore ,
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/40 ............ 1,500,000 1,503,043
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/45 ............ 2,630,000 2,632,299
City of Fremont ,
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/40 .... 4,655,000 4,661,641
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/45 .... 3,255,000 3,257,193
City of Galt ,
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025
B , 5.125% , 9/01/45 ............................................... 2,050,000 2,127,210
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025
B , 5.25% , 9/01/50 ................................................ 3,230,000 3,329,242
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025
B , 5.375% , 9/01/55 ............................................... 7,180,000 7,446,739
City of Irvine , Community Facilities District No. 2013-3 Improvement Area No. 8 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 5,000,000 5,072,086
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,765,329
City of Lincoln ,
Community Facilities District No. 2025-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 550,000 551,450
Community Facilities District No. 2025-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 775,000 764,356
Community Facilities District No. 2025-1 , Special Tax , 2025 , 5.05% , 9/01/55 ...... 360,000 356,697
City of Los Angeles , Department of Airports , Revenue, Sub. Lien , 2019 D , 4% , 5/15/44 5,525,000 5,302,164
City of Manteca ,
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 1,000,000 1,024,704
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,580,000 1,580,145
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 870,000 894,497

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Manteca, (continued)
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ $ 1,320,000 $ 1,324,258
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,735,000 1,735,160
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/40 ........................................................ 165,000 172,608
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 430,000 439,029
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 750,000 752,806
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,110,000 1,108,177
Community Facilities District 2025-1 , Special Tax , 2026 , 4% , 9/01/31 ........... 85,000 84,641
Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/36 ........... 280,000 291,943
Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/41 ........... 560,000 582,338
Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/46 ........... 925,000 939,740
Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/51 ........... 1,420,000 1,424,516
Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/57 ........... 2,350,000 2,333,405
City of Menifee ,
Community Facilities District No. 2024-1 , Special Tax , 2026 A , 5% , 9/01/46 ...... 1,125,000 1,149,119
Community Facilities District No. 2024-1 , Special Tax , 2026 A , 5% , 9/01/51 ...... 1,485,000 1,492,634
City of Mountain House ,
Community Facilities District No. 2024-1 Improvement Area No. 6 , Special Tax , 2025 ,
5.125% , 9/01/45 ................................................. 420,000 433,537
Community Facilities District No. 2024-1 Improvement Area No. 6 , Special Tax , 2025 ,
5.25% , 9/01/50 .................................................. 765,000 782,249
Community Facilities District No. 2024-1 Improvement Area No. 6 , Special Tax , 2025 ,
5.25% , 9/01/55 .................................................. 1,000,000 1,015,958
Community Facilities District No. 2024-1 Improvement Area No. 7 , Special Tax , 2025 ,
5.125% , 9/01/45 ................................................. 400,000 412,892
Community Facilities District No. 2024-1 Improvement Area No. 7 , Special Tax , 2025 ,
5.25% , 9/01/50 .................................................. 580,000 593,078
Community Facilities District No. 2024-1 Improvement Area No. 7 , Special Tax , 2025 ,
5.25% , 9/01/55 .................................................. 630,000 640,054
City of Ontario ,
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/42 ........... 1,000,000 1,008,638
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/47 ........... 500,000 502,246
c
City of Oroville ,
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/49 ......................... 4,500,000 3,150,000
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/54 ......................... 3,000,000 2,070,000
City of Palm Desert ,
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 600,000 611,249
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/53 ........ 525,000 531,740
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 2 ,
Special Tax , 2026 , 5% , 9/01/55 ...................................... 640,000 642,763
Community Facilities District No. 2014-1 , Special Tax , 2022 , 5% , 9/01/51 ........ 1,200,000 1,211,538
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1 , Special
Tax , 2022 , 5.25% , 9/01/52 .......................................... 2,000,000 2,044,274
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/40 ............................................ 360,000 376,598
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/45 ............................................ 565,000 578,029
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 750,000 755,333

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova, (continued)
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/54 ............................................ $ 240,000 $ 241,312
City of Roseville ,
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 1,125,000 1,134,697
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/54 ............................................ 1,500,000 1,504,162
Creekview Community Facilities District No. 1 Improvement Area No. 1 , Special Tax ,
2020 , 5% , 9/01/45 ................................................ 1,280,000 1,305,954
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5% , 9/01/43 ................................................ 500,000 516,823
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5.25% , 9/01/53 ............................................. 1,850,000 1,890,635
Creekview Phase 5 Community Facilities District No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,375,000 1,362,316
d
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/32 ............................................ 1,265,000 1,287,488
d
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/47 ............................................ 6,500,000 6,527,628
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5% ,
9/01/36 ........................................................ 1,950,000 1,955,434
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5.5% ,
9/01/46 ........................................................ 6,415,000 6,429,065
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/44 ........................................................ 1,000,000 1,014,434
Torrente at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 6% ,
9/01/53 ........................................................ 1,500,000 1,589,484
Villages at Sierra Vista Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/49 ........................................................ 3,870,000 3,907,732
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/29 .... 420,000 420,613
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/34 .... 1,100,000 1,101,205
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/39 .... 1,885,000 1,886,554
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/44 .... 1,650,000 1,650,733
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/40 .... 1,670,000 1,716,296
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/49 .... 2,130,000 2,148,850
City of Sacramento ,
Delta Shores Community Facilities District No. 2019-01 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 2,000,000 2,017,683
Greenbriar Community Facilities District No. 2018-03 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,000,000 1,014,048
d
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/32 ........................................... 300,000 303,680
d
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/37 ........................................... 710,000 714,124
d
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/47 ........................................... 1,900,000 1,903,044
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue, Sub. Lien ,
2018 C , Refunding , 4% , 6/01/32 ....................................... 225,000 227,025
City of San Francisco , 5.25% , 9/01/49 .................................... 11,500,000 10,022,755
City of South San Francisco ,
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5% , 9/01/40 ....... 375,000 394,881
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5% , 9/01/45 ....... 600,000 619,286
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5.125% , 9/01/50 .... 1,000,000 1,023,740
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5.25% , 9/01/55 ..... 1,500,000 1,540,773
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,712,659

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Vacaville ,
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5% , 9/01/35 .................................................... $ 390,000 $ 409,347
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5% , 9/01/40 .................................................... 375,000 388,216
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5% , 9/01/45 .................................................... 810,000 823,800
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5.125% , 9/01/50 ................................................. 1,225,000 1,232,248
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5.25% , 9/01/55 .................................................. 1,475,000 1,493,176
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........ 1,525,000 1,605,173
City of Wildomar , Community Facilities District No. 2023-1 , Special Tax , 2026 , 5% ,
9/01/55 ......................................................... 550,000 555,222
f
Clovis Unified School District ,
GO , 2004 A , NATL Insured , ETM, 2.79%, 8/01/27 .......................... 1,205,000 1,166,859
GO , 2004 A , NATL Insured , 2.56%, 8/01/27 .............................. 6,295,000 6,111,786
GO , 2004 A , NATL Insured , 2.63%, 8/01/28 .............................. 3,000,000 2,835,853
d
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,845,000 12,531,040
d
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 28,133,702
d
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 7,164,011
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 30,280,000 25,092,291
f
Coachella Valley Unified School District ,
GO , 2012 D , AG Insured , 4.14%, 8/01/42 ................................ 8,500,000 4,411,204
GO , 2012 D , AG Insured , 4.23%, 8/01/43 ................................ 3,000,000 1,472,200
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,095,000 3,114,837
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,142,825
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/53 .................................................. 3,080,000 3,201,230
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,142,825
County of Sacramento ,
Airport System , Revenue , 2024 , 5.25% , 7/01/49 ........................... 3,000,000 3,228,657
Airport System , Revenue , 2024 , 5% , 7/01/54 ............................. 7,000,000 7,298,575
Airport System , Revenue , 2024 , 5.25% , 7/01/54 ........................... 8,000,000 8,492,988
Airport System , Revenue , 2025 D , AG Insured , 5.25% , 7/01/55 ............... 10,000,000 10,454,901
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/40 .................................................... 1,000,000 1,000,663
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/45 .................................................... 1,000,000 1,000,315
d
CSCDA Community Improvement Authority ,
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 16,000,000 12,966,232
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 10,000,000 8,032,800
Theo Apartments , Revenue , 144A, 2021 B , 4% , 5/01/57 ..................... 10,000,000 7,132,036
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 31,800,000 18,357,533
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue, Sub.
Lien , 2007 B , Refunding , 5.85% , 12/15/47 ............................... 4,120,000 4,123,759
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 .......... 2,000,000 2,006,126
Downey Unified School District , GO , B , 4% , 8/01/57 ......................... 5,500,000 5,159,876

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
Duarte Redevelopment Agency , Tax Allocation, Sub. Lien , 1999 , ETM, 4.75%, 12/01/28 $ 3,665,000 $ 3,262,550
East Bay Municipal Utility District ,
Wastewater System , Revenue , 2026 A , 5% , 6/01/51 ........................ 1,250,000 1,343,756
Wastewater System , Revenue , 2026 A , 5% , 6/01/56 ........................ 3,000,000 3,205,803
f
El Rancho Unified School District , GO , 2004 , NATL Insured , 3%, 8/01/29 .......... 2,400,000 2,185,150
d
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A , Special Tax , 144A, 2021 A ,
4% , 9/01/51 .................................................... 1,245,000 1,070,824
Community Facilities District No. 2020-1 Area No. 3A , Special Tax , 144A, 2021 A ,
4.5% , 9/01/51 ................................................... 2,500,000 2,335,572
Fairfield Community Facilities District ,
d
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/35 ............................... 1,000,000 1,049,592
d
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/50 ............................... 5,255,000 5,291,959
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/54 .................................................. 9,630,000 9,682,634
g ,i
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN , 2019-ML06 , XCA , 1.096% , 7/25/35 ................................ 127,172,415 6,386,599
d
Revenue , 144A, FRN , 2020-ML07 , XCA , 2.133% , 1/25/37 ................... 115,223,464 13,087,081
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19 , Special Tax , 2017 , 5% , 9/01/47 1,000,000 1,004,854
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/33 530,000 546,174
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/48 1,675,000 1,681,610
Community Facilities District No. 23 Improvement Area No. 7 , Special Tax , 2026 , 5% ,
9/01/51 ........................................................ 1,435,000 1,456,227
Community Facilities District No. 23 Improvement Area No. 7 , Special Tax , 2026 , 5% ,
9/01/54 ........................................................ 1,050,000 1,059,408
Foothill-Eastern Transportation Corridor Agency ,
f
Revenue , 2013 A , Refunding , 4.15%, 1/15/42 ............................. 75,000,000 39,738,255
Revenue , 2013 B-1 , Refunding , 3.95% , 1/15/53 ........................... 23,000,000 20,661,714
Revenue , 2013 B-2 , Refunding , 3.5% , 1/15/53 ............................ 15,500,000 12,758,325
f
Revenue , 2015 A , Refunding , 3.22%, 1/15/33 ............................. 19,000,000 15,401,225
Fremont Union High School District , GO , 2026 , 4.125% , 8/01/50 ................ 5,500,000 5,447,752
Fullerton Joint Union High School District , GO , 2026 B , 4.25% , 8/01/55 ........... 7,895,000 7,790,221
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.5% , 9/01/43 ................................... 1,860,000 1,984,945
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.75% , 9/01/48 .................................. 2,945,000 3,125,589
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 6% , 9/01/53 .................................... 2,895,000 3,076,743
d
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 22,000,000 21,806,697
f
Hanford Joint Union High School District ,
GO , B , AG Insured , 3.1%, 8/01/32 ..................................... 3,635,000 3,011,561
GO , B , AG Insured , 3.18%, 8/01/33 .................................... 3,705,000 2,960,430
GO , B , AG Insured , 3.41%, 8/01/35 .................................... 4,120,000 3,029,749
f
Hartnell Community College District , GO , 2009 D , 4.4%, 8/01/49 ................ 10,000,000 3,689,959
a
Illinois Finance Authority , Student Housing & Academic Facility , 12% , 1/01/65 ...... 720,000 —
Independent Cities Finance Authority ,
Augusta Communities III LLC , Revenue , 2021 , Refunding , 4% , 11/15/56 ........ 8,160,000 6,048,422
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/45 ............... 1,685,000 1,683,842
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/50 ............... 2,160,000 2,074,618
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/59 ............... 5,540,000 5,130,413
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/44 ....... 2,015,000 2,016,359
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/49 ....... 4,800,000 4,801,960
Millennium Housing LLC , Revenue , 2015 , Refunding , 5% , 8/15/45 ............. 5,000,000 5,002,325

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Independent Cities Finance Authority, (continued)
Millennium Housing LLC , Revenue , 2015 , Refunding , 5% , 8/15/50 ............. $ 4,900,000 $ 4,900,944
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/56 ............. 4,000,000 2,781,338
Millennium Housing of California , Revenue , 2019 , Refunding , 5% , 5/15/48 ....... 1,000,000 1,007,636
Inland Valley Development Agency ,
Tax Allocation , 2014 A , Refunding , 5.25% , 9/01/37 ......................... 7,500,000 7,565,193
Tax Allocation , 2014 A , Refunding , 5% , 9/01/44 ........................... 9,000,000 9,076,431
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 6,500,000 5,944,570
Irvine Unified School District ,
Community Facilities District No. 09-1 , Special Tax , 2017 B , 5% , 9/01/42 ........ 995,000 1,002,148
Community Facilities District No. 09-1 , Special Tax , 2017 C , 5% , 9/01/47 ........ 995,000 996,116
Community Facilities District No. 09-1 , Special Tax , 2018 A , Refunding , 5% , 9/01/49 3,975,000 3,978,949
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 .......... 1,250,000 1,221,931
Lake Tahoe Unified School District , GO , 2012 , 5.3% , 8/01/40 ................... 1,140,000 1,230,635
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1 Improvement Area No. 1 , Special Tax , 2017 ,
5% , 9/01/42 .................................................... 2,750,000 2,791,187
Community Facilities District No. 2024-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 2,000,000 2,061,242
Community Facilities District No. 2024-1 , Special Tax , 2025 , 5.125% , 9/01/50 ..... 3,750,000 3,847,480
Community Facilities District No. 2024-1 , Special Tax , 2025 , 5.25% , 9/01/55 ...... 5,250,000 5,420,336
f
Las Virgenes Unified School District , GO , 2011 C , 6.566%, 8/01/33 .............. 8,050,000 9,706,823
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AG Insured , 4% , 8/01/34 ............................... 1,000,000 1,020,225
f
Lemon Grove School District , GO , 2010 B , AG Insured , 5.947%, 8/01/45 .......... 6,500,000 6,761,608
Lompoc Valley Medical Center ,
Revenue , 2026 , 5% , 2/01/41 ......................................... 1,000,000 1,027,814
Revenue , 2026 , 5% , 2/01/46 ......................................... 1,190,000 1,188,378
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............ 4,630,000 4,895,618
Long Beach Community College District , GO , 2025 E , 5% , 8/01/52 .............. 2,000,000 2,116,849
Long Beach Unified School District , GO , D , 4.25% , 8/01/49 .................... 17,600,000 17,597,168
Los Alamitos Unified School District ,
COP , 2012 , 5.95% , 8/01/34 .......................................... 1,500,000 1,645,643
COP , 2012 , 6.05% , 8/01/42 .......................................... 4,500,000 4,859,474
Los Angeles Department of Water , Revenue , 2020 A , Refunding , 5% , 7/01/50 ...... 18,805,000 19,114,228
Los Angeles Department of Water & Power ,
Power System , Revenue , 2025 A , Refunding , 5% , 7/01/50 ................... 10,000,000 10,314,220
Power System , Revenue , 2025 D , Refunding , 5.25% , 7/01/56 ................ 9,175,000 9,589,334
Water System , Revenue , 2021 B , Refunding , 5% , 7/01/46 ................... 15,080,000 15,514,085
Water System , Revenue , 2022 D , Refunding , 5% , 7/01/47 ................... 12,090,000 12,472,969
Water System , Revenue , 2025 C , Refunding , 5% , 7/01/52 ................... 10,000,000 10,298,426
d
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 33,500,000 32,187,467
Los Angeles Unified School District ,
GO , 2024 QRR , 4% , 7/01/49 ......................................... 10,000,000 9,590,558
GO , 2024 QRR , 5.25% , 7/01/49 ....................................... 9,945,000 10,757,114
GO , 2025 A-1 , 5% , 7/01/49 .......................................... 10,000,000 10,675,882
Mendocino-Lake Community College District ,
GO , 2011 B , AG Insured , 6.55% , 8/01/36 ................................ 5,150,000 6,086,444
f
GO , 2011 B , AG Insured , 6.66%, 8/01/40 ................................ 7,500,000 9,488,447
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/43 .................................................... 1,000,000 1,016,563
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/48 .................................................... 1,500,000 1,513,879
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,100,000 1,157,487

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Middle Fork Project Finance Authority, (continued)
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. $ 1,150,000 $ 1,206,768
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 324,269
Mountain House Community Facilities District ,
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/40 ................................. 500,000 519,536
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/45 ................................. 1,000,000 1,020,312
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/50 ................................. 2,125,000 2,137,244
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/55 ................................. 3,600,000 3,594,087
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 3 , Special Tax , 2026 , 5% , 9/01/41 ................................. 500,000 520,778
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 3 , Special Tax , 2026 , 5% , 9/01/46 ................................. 1,365,000 1,387,857
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 3 , Special Tax , 2026 , 5% , 9/01/51 ................................. 1,280,000 1,287,138
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 3 , Special Tax , 2026 , 5% , 9/01/56 ................................. 800,000 799,363
Mountain House Financing Authority ,
Special Tax , 2026 A , 5% , 9/01/46 ...................................... 470,000 478,252
Special Tax , 2026 A , 5% , 9/01/51 ...................................... 580,000 583,234
Special Tax , 2026 A , 5% , 9/01/56 ...................................... 675,000 670,298
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 32,300,000 39,831,501
f
Newman-Crows Landing Unified School District , GO , 2008 B , AG Insured , 0.414%,
8/01/49 ......................................................... 2,290,000 2,101,157
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
BAM Insured , 4% , 3/01/42 ........................................... 5,000,000 4,875,542
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ................... 6,600,000 7,928,426
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A , 5% ,
8/15/34 ........................................................ 1,495,000 1,496,784
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A ,
5.25% , 8/15/45 .................................................. 4,880,000 4,886,256
County of Orange Community Facilities District No. 2017-1 Area No. 1 , Special Tax ,
2018 A , 5% , 8/15/47 .............................................. 9,550,000 9,600,725
Palomar Health ,
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/39 .................. 12,190,000 12,075,079
Palomar Health Obligated Group , COP , 4% , 11/01/38 ....................... 5,000,000 4,300,355
Palomar Health Obligated Group , COP , 4% , 11/01/47 ....................... 6,000,000 4,417,822
f
Paso Robles Joint Unified School District , GO , 2010 A , 4.57%, 9/01/45 ........... 15,000,000 6,346,264
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,506,984
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1 , Special Tax , 2014 E , Refunding , 4.25% ,
9/01/38 ........................................................ 4,120,000 4,025,705
Community Facilities District No. 2014-1 Improvement Area No. 2 , Special Tax , 2018
A , 4% , 9/01/48 .................................................. 1,530,000 1,354,216
Rancho Mirage Community Facilities District ,
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/44 .................................................... 2,200,000 2,269,575
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/49 .................................................... 1,500,000 1,514,960
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/54 .................................................... 1,400,000 1,407,652

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 .............. $ 2,750,000 $ 3,139,444
f
Richland School District , GO , 2009 C , AG Insured , 5%, 8/01/49 ................. 22,000,000 7,110,939
Rio Hondo Community College District , GO , 2010 C , 6.85% , 8/01/42 ............. 13,000,000 16,113,850
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/33 ............................................ 1,625,000 1,667,505
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/48 ............................................ 1,190,000 1,196,965
River Islands Public Financing Authority ,
Special Tax , 2026 A , AG Insured , 5% , 9/01/52 ............................ 1,650,000 1,730,319
f
Special Tax , 2026 A , AG Insured , 5.19%, 9/01/53 .......................... 2,500,000 628,804
f
Special Tax , 2026 A , AG Insured , 5.25%, 9/01/55 .......................... 4,000,000 895,478
f
Special Tax , 2026 A , AG Insured , 5.29%, 9/01/57 .......................... 6,950,000 1,388,225
f
Special Tax , 2026 A , AG Insured , 5.32%, 9/01/59 .......................... 7,300,000 1,301,891
f
Special Tax , 2026 A , AG Insured , 5.35%, 9/01/61 .......................... 5,500,000 876,883
f
Special Tax , 2026 A , AG Insured , 5.39%, 9/01/63 .......................... 7,000,000 989,101
f
Special Tax , 2026 A , AG Insured , 5.43%, 9/01/65 .......................... 2,690,000 337,163
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 ... 500,000 525,245
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/43 . 1,985,000 2,110,581
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/48 . 3,080,000 3,170,676
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 4,810,000 4,920,923
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/50 ............................................ 5,000,000 4,935,215
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/55 ............................................ 14,600,000 14,140,532
Community Facilities District No 2003-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/52 .................................................. 4,250,000 4,347,076
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/55 2,315,000 2,418,759
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/55 .............................................. 4,000,000 4,179,282
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/34 ..... 860,000 755,104
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/35 ..... 925,000 802,197
Community Facilities District No. 2021-1 , Special Tax , 2021 , 4% , 9/01/46 ........ 1,490,000 1,275,938
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/48 .................................................... 1,650,000 1,647,825
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,625,000 2,548,461
f
Riverbank Unified School District ,
GO , 2008 B , AG Insured , 4.06%, 8/01/38 ................................ 6,690,000 4,123,586
GO , 2008 B , AG Insured , 4.37%, 8/01/43 ................................ 8,750,000 4,196,190
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,505,045
f
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , 4.51%,
6/01/43 ......................................................... 7,500,000 3,544,638
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 4,690,000 4,713,382
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/38 3,000,000 3,015,104
Community Facilities District No. 2004-1 Improvement Area No. 3 , Special Tax , 2013 ,
5% , 9/01/36 .................................................... 1,500,000 1,501,437
f
Rowland Unified School District ,
GO , 2009 B , 3.8%, 8/01/34 .......................................... 5,000,000 3,686,453
GO , 2009 B , 4.04%, 8/01/39 ......................................... 15,000,000 8,907,270
GO , 2009 B , 3.87%, 8/01/42 ......................................... 10,750,000 5,813,616
f
San Bernardino Community College District , GO , 2009 B , 4.4%, 8/01/44 .......... 12,495,000 5,715,275
San Diego Unified School District ,
f
GO , 2010 C , 6.412%, 7/01/47 ........................................ 26,025,000 26,002,991
f
GO , 2012 E , 4.799%, 7/01/42 ......................................... 6,940,000 6,165,362

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego Unified School District, (continued)
f
GO , 2012 E , 5.227%, 7/01/47 ......................................... $ 13,500,000 $ 11,560,494
GO , 2025 C-3 , 5% , 7/01/50 .......................................... 4,910,000 5,244,807
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/45 ........ 17,760,000 17,597,029
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 5% , 5/01/37 ........................................ 5,535,000 5,757,619
Revenue , 2019 A , 5% , 5/01/44 ........................................ 10,000,000 10,223,948
Revenue , 2019 A , 5% , 5/01/49 ........................................ 10,000,000 10,080,276
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 34,520,000 34,757,546
Revenue, Second Series , 2022 B , Refunding , 5% , 5/01/52 ................... 5,250,000 5,441,687
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/44 ................. 8,605,000 9,288,941
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/49 ................. 350,000 366,577
Revenue, Second Series , 2025 A , 5.25% , 5/01/55 ......................... 6,045,000 6,289,014
Revenue, Second Series , 2025 A , 5.5% , 5/01/55 .......................... 10,000,000 10,614,057
h
Revenue, Second Series , 2026 A , Refunding , 5.5% , 5/01/56 ................. 5,000,000 5,328,308
h
Revenue, Second Series , 2026 B , Refunding , 5% , 5/01/56 ................... 4,000,000 4,209,191
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2024
C , 5% , 10/01/54 ................................................... 10,000,000 10,515,765
San Francisco City & County Redevelopment Agency Successor Agency , Mission Bay
South Redevelopment Area Tax Increment Financing District , Tax Allocation , 2014 A ,
5% , 8/01/43 ...................................................... 2,500,000 2,501,862
San Joaquin Hills Transportation Corridor Agency ,
f
Revenue , 1997 A , Refunding , NATL Insured , 3.3%, 1/15/32 .................. 50,225,000 41,841,172
f
Revenue, Junior Lien , ETM, 2.42%, 1/01/28 .............................. 19,150,000 18,436,436
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/44 ................... 1,125,000 1,125,669
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/49 ................... 13,790,000 13,796,723
e
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 23,558,060
d,f
Santa Barbara Housing Authority , Revenue , 144A, 2025 A-S , 7.99%, 5/01/44 ...... 14,600,000 3,684,231
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................ 8,000,000 10,161,956
f
Siskiyou Union High School District , GO , 2009 B , AG Insured , 5%, 8/01/49 ........ 15,015,000 4,852,271
St. Helena Unified School District , GO , 2011 B , 6.45% , 6/01/36 ................. 10,000,000 12,721,055
State of California ,
GO , Refunding , 4.125% , 3/01/45 ...................................... 12,000,000 12,110,035
GO , 4.125% , 3/01/49 ............................................... 5,500,000 5,487,016
GO , 5% , 3/01/55 .................................................. 8,000,000 8,433,960
GO , 5% , 10/01/56 ................................................. 10,000,000 10,568,567
State of California Department of Water Resources , Water Supply , Revenue , 2026 A ,
5% , 12/01/56 ..................................................... 15,000,000 15,890,310
Stockton Community Facilities District ,
Community Facilities District No. 2018-2 Improvement Area No. 4 , Special Tax , 2025 ,
5% , 9/01/45 .................................................... 1,000,000 1,023,802
Community Facilities District No. 2018-2 Improvement Area No. 4 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,500,000 1,511,704
Community Facilities District No. 2018-2 Improvement Area No. 4 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,550,000 1,552,128
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,845,725
f
Susanville School District , GO , 2010 , AG Insured , 4.98%, 8/01/49 ............... 17,505,000 5,678,596
Tejon Ranch Public Facilities Finance Authority , Tejon Industrial Complex Public
Improvements – East Community Facilities District No. 2008-1 , Special Tax , 2024 A ,
Refunding , 5% , 9/01/54 ............................................. 2,250,000 2,257,755
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 600,000 625,688
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,185,000 1,197,886

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Three Rivers Levee Improvement Authority , Special Tax , 2021 B , Refunding , 4% ,
9/01/51 ......................................................... $ 2,710,000 $ 2,398,483
f
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2006 C , 9.18%, 6/01/46 ................. 23,500,000 4,056,565
f
Torrance Unified School District , GO , 2009 B-1 , 4.94%, 8/01/34 ................. 5,095,000 3,437,358
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/43 ...................................... 5,500,000 5,568,698
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/48 ...................................... 6,490,000 6,523,858
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2019 , 5% , 9/01/49 ...................................... 1,960,000 1,966,018
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 561,290
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.75% , 9/01/29 ........ 1,915,000 1,898,072
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.8% , 9/01/35 ........ 4,470,000 4,329,802
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.25% , 9/01/30 ........ 4,990,000 4,841,858
University of California ,
Revenue , 2025 CC , 5% , 5/15/47 ...................................... 12,500,000 13,452,292
Revenue , 2025 CC , 5% , 5/15/53 ...................................... 20,200,000 21,353,582
Revenue , 2026 CF , Refunding , 5% , 11/15/45 ............................. 1,250,000 1,376,719
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............ 1,560,000 1,564,404
f
Victor Valley Community College District , GO , 2008 C , 4.73%, 6/01/49 ........... 11,940,000 4,121,434
Washington Township Health Care District ,
Revenue , 2017 B , Refunding , 4% , 7/01/35 ............................... 2,000,000 1,928,843
Revenue , 2017 B , Refunding , 4% , 7/01/36 ............................... 1,900,000 1,815,843
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 360,000 322,591
2,960,834,326
Florida 0.3%
d,f
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 8,200,000 6,998,090
d ,e
Florida Development Finance Corp. , Brightline Florida Holdings LLC , Revenue , 144A,
2025 B , Mandatory Put , 10% , 6/15/26 .................................. 3,625,000 2,356,250
9,354,340
Minnesota 0.1%
d
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,253,519
Texas 0.6%
d
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,100,000 8,618,597
d
Texas Community Housing & Economic Development Corp. ,
f
Agape Helotes, Inc. , Revenue, Junior Lien , 144A, 2025 B , 7.736%, 1/01/65 ...... 163,530,000 8,142,665
Agape Helotes, Inc. , Revenue, Senior Lien , 144A, 2025 A-2 , 12% , 1/01/65 ....... 1,305,000 1,300,156
18,061,418
Virginia 0.2%
d
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 5,109,940
Wisconsin 0.3%
d
Public Finance Authority ,
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 7,000,000 5,895,192

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
d
Public Finance Authority, (continued)
f
Pine Forest 2022 Obligated Group , Revenue, Sub. Lien , 144A, 2022 , 2.279%,
12/01/45 ....................................................... $ 6,000,000 $ 4,775,413
10,670,605
U.S. Territories 5.0%
American Samoa 0.0%
†
d
American Samoa Economic Development Authority , Revenue , 144A, 2025 B , 5.25% ,
9/01/45 ......................................................... 1,125,000 1,137,305
Guam 0.6%
Guam Government Waterworks Authority , Revenue , 2017 , Refunding , 5% , 7/01/40 .. 9,885,000 9,987,837
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 .............. 4,750,000 4,805,041
Territory of Guam ,
Revenue , 2021 F , Refunding , 4% , 1/01/36 ............................... 250,000 248,762
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,125,000 1,090,819
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/35 ............. 3,000,000 3,145,491
19,277,950
Pacific Islands 0.0%
†
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
1,455,000 1,478,251
Puerto Rico 4.1%
Commonwealth of Puerto Rico ,
f,g
GO , FRN , 2.567%, 11/01/43 .......................................... 2,826,453 1,953,785
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 809,842 822,740
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 796,704 837,550
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 773,832 838,156
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 733,796 735,518
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 659,584 657,995
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 566,098 559,604
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 769,676 733,571
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 11,300,453 10,022,584
f
GO , 2022 A-1 , 4.55%, 7/01/33 ........................................ 944,324 689,198
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 13,655,512 13,399,970
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 .......................... 685,869 686,020
Puerto Rico Electric Power Authority ,
c
Revenue , 1 , 10% , 1/01/21 ........................................... 1,768,493 1,344,055
c
Revenue , 2 , 10% , 7/01/21 ........................................... 1,768,493 1,344,055
c
Revenue , 2013 A , 10% , 7/01/19 ....................................... 1,601,766 1,217,342
c
Revenue , 2013 A , 7% , 7/01/33 ........................................ 10,290,000 7,627,463
c
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 1,601,765 1,217,341
c
Revenue , 3 , 10% , 1/01/22 ........................................... 600,000 456,000
c
Revenue , 4 , 10% , 7/01/22 ........................................... 600,000 456,000
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,800,000 1,819,702
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 A , 6.625% , 1/01/27 .................................... 362,482 361,499
Revenue , 2000 A , 6.625% , 1/01/28 .................................... 2,764,591 2,753,062
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.55% , 7/01/40 ................................ 100,000 100,221
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 18,244,000 17,575,693
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 13,695,000 13,533,318
f
Sales Tax , Revenue , A-1 , 5.15%, 7/01/46 ................................ 20,000,000 7,300,324
f
Sales Tax , Revenue , A-1 , 5.38%, 7/01/51 ................................ 47,945,000 12,876,891
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 4,419,000 4,406,469

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 27 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... $ 28,616,000 $ 27,567,324
133,893,450
Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 9,660,000 10,033,583
Total U.S. Territories .................................................................... 165,820,539
Total Municipal Bonds (Cost $ 3,215,304,394 ) ...................................
3,187,374,238
Total Long Term Investments (Cost $ 3,290,450,466 ) .............................
3,253,925,584
a
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
California 0.5%
j
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
2.3% , 10/01/54 ................................................... 800,000 800,000
j
California Municipal Finance Authority , Boone 534 LLC , Revenue , 2026 B , Daily VRDN
and Put , 7.1% , 2/01/38 .............................................. 8,050,000 8,024,275
j
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.35% , 7/01/46 ................................ 3,500,000 3,500,000
j
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 2.25% , 5/15/32 ................................... 2,200,000 2,200,000
j
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 2.3% , 5/15/48 ...
600,000 600,000
15,124,275
Total Municipal Bonds (Cost $ 15,150,000 ) ......................................
15,124,275
Total Short Term Investments (Cost $ 15,150,000 ) ................................
15,124,275
a
Total Investments (Cost $ 3,305,600,466 ) 99.3% ..................................
$3,269,049,859
Other Assets, less Liabilities 0.7% .............................................
25,050,316
Net Assets 100.0% ...........................................................
$3,294,100,175
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Non-income producing.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $942,288,579, representing 28.6% of net assets.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

h
Security purchased on a when-issued basis.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin California High Yield Municipal Fund (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Warrants ............................... — — —
b
—
Corporate Bonds :
Commercial Services & Supplies ........... — — 16,092,950 16,092,950
Diversified Consumer Services ............ — 40,755,551 — 40,755,551
Electric Utilities ........................ — 9,702,845 — 9,702,845
Municipal Bonds :
Arizona .............................. — 14,269,551 — 14,269,551
California ............................. — 2,952,537,924 8,296,402 2,960,834,326
Florida ............................... — 9,354,340 — 9,354,340
Minnesota ............................ — 3,253,519 — 3,253,519
Texas ............................... — 18,061,418 — 18,061,418
Virginia .............................. — 5,109,940 — 5,109,940
Wisconsin ............................ — 10,670,605 — 10,670,605
U.S. Territories ..........................
American Samoa ....................... — 1,137,305 — 1,137,305
Guam ............................... — 19,277,950 — 19,277,950
Pacific Islands ......................... — 1,478,251 — 1,478,251
Puerto Rico ........................... — 133,893,450 — 133,893,450
Virgin Islands .......................... — 10,033,583 — 10,033,583
Short Term Investments ................... — 15,124,275 — 15,124,275
Total Investments in Securities ........... $— $3,244,660,507 $24,389,352 $3,269,049,859
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
3. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.